Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions		6 Months Ended			12 Months Ended
	May 10, 2022	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss		€ 787	€ 366	[1]	€ 797
Items subsequently reclassifiable to profit or loss		3,463	1,074	[1]	2,510
Euroapi
Disclosure of analysis of other comprehensive income by item [Line Items]
Net foreign exchange loss	€ (35)
Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss		17	4		12
Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss		2			4
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method		1,110	309		685
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes		0	0		1
Tax effects		(333)	(6)		(36)
Items not subsequently reclassifiable to profit or loss		787	366		797
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)		(3)	70		154
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0		0
Equity risk hedging instruments designated as fair value hedges		16	(3)		11
Tax effects		(3)	(4)		(18)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)		(17)	(4)		(6)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0		0
Tax effects		4	0		2
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (d)		3,775	1,171		2,719
Currency translation differences (investments accounted for using the equity method)		(11)	(3)		(6)
Hedges of net investments in foreign operations		(329)	(107)		(254)
Tax effects		85	30		71
Items subsequently reclassifiable to profit or loss		3,463	1,074		2,510
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)		(52)	(17)		(21)
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0		0
Tax effects		€ 8	€ 4		€ 5

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.